Restricted Cash and Short-Term Deposits (Details) $ in Thousands, € in Millions, t in Millions	1 Months Ended	9 Months Ended
	May 31, 2021 t	Sep. 30, 2024 USD ($) guarantee	Sep. 30, 2024 EUR (€) guarantee	Dec. 31, 2023 USD ($)	Nov. 30, 2015 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 92,025		$ 92,245
Less: Amounts included in current restricted cash and short-term deposits		(17,463)		(18,115)
Non-current restricted cash		74,562		74,130
Performance guarantee | LNG Hrvatska
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 12,568		12,083
Number of performance guarantees | guarantee		2	2
Performance guarantee | LNG Hrvatska | United States of America, Dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 1,300	€ 9.7
Facility, term		10 years
Performance guarantee | LNG Hrvatska | Euro member countries, Euro
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits | €			€ 9.1
VIE debt
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 17,463		18,085
Lease agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		1,012		1,081
GoFLNG Hilli facility
Restricted Cash and Cash Equivalents Items [Line Items]
Credit facility available to project partner					$ 400,000
LNG production | t	3.6
Maximum borrowing capacity		100,000
GoFLNG Hilli facility | Performance guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 60,982		$ 60,996	$ 305,000